DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 2,774,544	R$ 2,237,090	R$ 2,247,884
Telefonica SA
Dividends and interest on equity payable
Dividends and interest on equity	1,002,973	742,819
Telefónica Latinoamérica Holding
Dividends and interest on equity payable
Dividends and interest on equity	962,667	712,945
Telefónica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,481	1,096
Telefónica IoT & Big Data Tech
Dividends and interest on equity payable
Dividends and interest on equity	0	1,975
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 807,423	R$ 778,255